FAIR VALUE MEASUREMENT (Details)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Fair value measurement
Short-term investment	$ 1,137,834,875	¥ 7,231,623,333		¥ 6,438,854,587
Hanting
Fair value measurement
Available-for-sale investments	134,000,000	852,000,000
Tuniu
Fair value measurement
Available-for-sale investments	49,000,000	314,000,000	$ 49,000,000
Measured on recurring basis
Fair value measurement
Available-for-sale investments	2,361,223,127	15,006,989,714	1,687,886,653	10,472,661,530
Measured on recurring basis | Tujia
Fair value measurement
Available-for-sale investments	438,086,487	2,784,302,479
Measured on recurring basis | LY.com
Fair value measurement
Available-for-sale investments	354,516,235	2,253,163,385	249,467,254	1,547,844,523
Measured on recurring basis | Hanting
Fair value measurement
Available-for-sale investments	134,115,755	852,386,094	144,864,860	898,828,511
Measured on recurring basis | Easy Go
Fair value measurement
Available-for-sale investments		643,186,701	101,199,997	627,905,501
Measured on recurring basis | eHi
Fair value measurement
Available-for-sale investments	112,818,178	717,027,215	86,230,225	535,024,052
Measured on recurring basis | Tuniu
Fair value measurement
Available-for-sale investments	49,383,291	313,860,446	34,924,136	216,690,294
Measured on recurring basis | Travel agency focusing on teenager market
Fair value measurement
Available-for-sale investments	12,744,666	81,000,000	13,054,830	81,000,000
Measured on recurring basis | Big-data service company
Fair value measurement
Available-for-sale investments	10,000,000	63,556,000	10,000,000	62,046,000
Measured on recurring basis | Happy City
Fair value measurement
Available-for-sale investments	5,715,914	36,328,061	5,709,000	35,422,062
Measured on recurring basis | Dining Secretary
Fair value measurement
Available-for-sale investments	4,807,729	30,556,000	4,681,365	29,046,000
Measured on recurring basis | Financial products
Fair value measurement
Short-term investment	1,116,632,600	7,096,870,156	965,490,746	5,990,483,880
Measured on recurring basis | Time deposits
Fair value measurement
Short-term investment	$ 21,202,275	134,753,177	$ 72,264,240	448,370,707
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Fair value measurement
Available-for-sale investments		1,883,273,755		1,650,542,857
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1) | Hanting
Fair value measurement
Available-for-sale investments		852,386,094		898,828,511
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1) | eHi
Fair value measurement
Available-for-sale investments		717,027,215		535,024,052
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1) | Tuniu
Fair value measurement
Available-for-sale investments		313,860,446		216,690,294
Measured on recurring basis | Significant other observable inputs (Level 2)
Fair value measurement
Short-term investment		7,231,623,333		6,438,854,587
Measured on recurring basis | Significant other observable inputs (Level 2) | Financial products
Fair value measurement
Short-term investment		7,096,870,156		5,990,483,880
Measured on recurring basis | Significant other observable inputs (Level 2) | Time deposits
Fair value measurement
Short-term investment		134,753,177		448,370,707
Measured on recurring basis | Unobservable inputs (Level 3)
Fair value measurement
Available-for-sale investments		5,892,092,626		2,383,264,086
Measured on recurring basis | Unobservable inputs (Level 3) | Tujia
Fair value measurement
Available-for-sale investments		2,784,302,479
Measured on recurring basis | Unobservable inputs (Level 3) | LY.com
Fair value measurement
Available-for-sale investments		2,253,163,385		1,547,844,523
Measured on recurring basis | Unobservable inputs (Level 3) | Easy Go
Fair value measurement
Available-for-sale investments		643,186,701		627,905,501
Measured on recurring basis | Unobservable inputs (Level 3) | Travel agency focusing on teenager market
Fair value measurement
Available-for-sale investments		81,000,000		81,000,000
Measured on recurring basis | Unobservable inputs (Level 3) | Big-data service company
Fair value measurement
Available-for-sale investments		63,556,000		62,046,000
Measured on recurring basis | Unobservable inputs (Level 3) | Happy City
Fair value measurement
Available-for-sale investments		36,328,061		35,422,062
Measured on recurring basis | Unobservable inputs (Level 3) | Dining Secretary
Fair value measurement
Available-for-sale investments		¥ 30,556,000		¥ 29,046,000